Related-Party Transactions (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Related Party Transaction [Line Items]
Revenues from electricity delivery fees		$ 265	$ 279	$ 700		$ 739	$ 955	$ 971	$ 967
Shared facilities expense							4	4	4
Revenue from related party		265	279	700		739	955	971	967
Trade payables related parties					$ 12		12
TCEH [Member]
Related Party Transaction [Line Items]
Revenues from electricity delivery fees		265	279	700		739	955	971	967
Revenue from related party		265	279	700		739	955	971	967
Letter of credit					6		6	9
Posted security amount		0		0	6		6
Over-collection of transition charges to be refunded		1		1
Delivery fee surcharges		6	5	15		13	17	17	16
Reorganized TCEH [Member]
Related Party Transaction [Line Items]
Over-collection of transition charges to be refunded		1		1
REPs [Member]
Related Party Transaction [Line Items]
Over-collection of transition charges to be refunded		6		6
EFH Corp [Member]
Related Party Transaction [Line Items]
Administrative and services costs			5			14	17	32	30
Shared facilities expense		1	1	3		3
Shared facilities payments received		1		1		1	2	2	$ 2
Reimbursement payment amount	$ 1
Over-collection of transition charges to be refunded		3		3	2		2	$ 5
Sponsor Group [Member]
Related Party Transaction [Line Items]
Cash payments to vendors				138	128
Trade payables related parties		$ 7		$ 7	$ 3		$ 3
Equity in existing vendor		16.60%		16.60%						16.60%
Sponsor Group [Member] | Capitalized [Member]
Related Party Transaction [Line Items]
Cash payments to vendors				$ 131
Sponsor Group [Member] | Operation And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Cash payments to vendors				7
Maximum [Member] | TCEH [Member]
Related Party Transaction [Line Items]
Transformer maintenance revenue		$ 1	1	1		$ 1
Maximum [Member] | EFH Corp [Member]
Related Party Transaction [Line Items]
Administrative and services costs		$ 1		$ 1
Shared facilities payments received			$ 1